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United States
Securities and Exchange Commission
Washington D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Period Ended: 12,28,2012

Institutional Investment Manager Filing this Report:
Name: CTC LLC
Address: 141 W. Jackson Blvd., Suite 800
Chicago, IL 60604
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Abraham
Title: Chief Compliance Officer
Phone: 312-863-8018

Signature, Place, and Date of Signing

_______________________________ ____________________ ____________
Signature                         City, State         Date

Report Type
[X] FORM 13F Holdings Report
[ ] FORM 13F Notice
[ ] FORM 13F Combination Report
List of other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form SH Information Table Entry Total:22
Form SH Information Table Value Total:2136787

List of Other Included Managers:
NONE


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
Name Of Issuer          Title Class CUSIP    Mrkt Value Share/Prn   Share/Prn   Put/Call Underlying      Notional   DiscretionMgrs
                                                        InvDisc     OtherMgr      Sole   Description     Value      SoleSharedNone
AMERICAN EXPRESS CO     COM         025816109      1356       23933 SH          Sole                                23933
BOEING CO               COM  097023 097023105      1807       23831 SH          Sole                                23831
BANK OF AMERICA CORPORA COM         060505104       311       27156 SH          Sole                                27156
CHEVRON CORP NEW        COM  166764 166764100      2632       24254 SH          Sole                                24254
DISNEY WALT CO          COM DISNEY  254687106      1198       24199 SH          Sole                                24199
ISHARES INC             MSCI BRAZIL 464286400      1606       28982 SH          Sole                                28982
SPDR GOLD TRUST         GOLD SHS    78463V107    615793     3821007 SH          Sole                                3821007
GOOGLE INC              CL A  38259 38259P508     20915       29613 SH          Sole                                29613
HOME DEPOT INC          COM         437076102      1472       24104 SH          Sole                                24104
HEWLETT PACKARD CO      COM         428236103       340       24255 SH          Sole                                24255
INTEL CORP              COM         458140100       527       25733 SH          Sole                                25733
JOHNSON & JOHNSON       COM         478160104      1718       24516 SH          Sole                                24516
JP MORGAN CHASE & CO    COM         46625H100      1084       24859 SH          Sole                                24859
COCA COLA CO            COM  191216 191216100       906       24883 SH          Sole                                24883
MCDONALDS CORP          COM         580135101      2123       23940 SH          Sole                                23940
3M CO                   COM  88579Y 88579Y101      2206       23817 SH          Sole                                23817
PFIZER INC              COM         717081103       655       26067 SH          Sole                                26067
PROCTER & GAMBLE CO     COM  742718 742718109      1666       24515 SH          Sole                                24515
POWERSHARES QQQ TRUST   UNIT SER 1  73935A104    320395     4975080 SH          Sole                                4975080
SPDR TR                 UNIT SER 1  78462F103   1155363     8159921 SH          Sole                                8159921
VERIZON COMMUNICATIONS  COM         92343V104      1067       24546 SH          Sole                                24546
WAL MART STORES INC     COM         931142103      1647       24161 SH          Sole                                24161